Annual Total Returns- JPMorgan Inflation Managed Bond Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Inflation Managed Bond Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.13%	5.63%	(2.83%)	0.07%	(0.20%)	3.68%	1.98%	(1.17%)	6.79%	6.04%